General information	12 Months Ended
Dec. 31, 2021
General information.
General information

Notes to Consolidated Financial Statements

1. General information

Galapagos NV is a limited liability company incorporated in Belgium and has its registered office at Generaal De Wittelaan L11 A3, 2800 Mechelen, Belgium. In the notes to the consolidated financial statements, references to “we,” “us,” “the group” or “Galapagos” include Galapagos NV together with its subsidiaries.

We are an integrated biopharmaceutical company active in the discovery, development, and commercialization of medicines with novel modes of action, several of which are currently in clinical development in multiple diseases with high unmet medical need. Our highly flexible discovery platform is applicable across many therapeutic areas.

Having achieved approval in the European Union and Great Britain for our first ever medicine in RA and UC, we remain highly committed to progressing our pipeline of drug candidates to address unmet medical needs and improve the lives of millions.

We devote substantially all of our resources to our drug discovery efforts from target discovery through clinical development, and to our commercialization efforts for filgotinib in Europe.

The components of the operating result presented in the financial statements include the following companies: Galapagos NV, Galapagos Biopharma Belgium BV, Galapagos Real Estate Belgium BV (Mechelen, Belgium); Galapagos SASU (Romainville, France); Galapagos B.V., Galapagos Biopharma Netherlands B.V. and Galapagos Real Estate Netherlands B.V. (Leiden, the Netherlands); Galapagos, Inc. and its subsidiary Xenometrix, Inc. (United States); Galapagos GmbH (Basel, Switzerland); Galapagos Biotech Ltd (Cambridge, UK), Galapagos Biopharma Germany GmbH (München, Germany), Galapagos Biopharma Spain S.L.U. (Madrid, Spain); Galapagos Biopharma Italy S.r.l. (Milan, Italy); Galapagos Biopharma Sweden AB (Stockholm, Sweden), Galapagos Biopharma Norway AS (Oslo, Norway), Galapagos Biopharma Finland Oy (Helsinki, Finland), Galapagos Biopharma Denmark ApS (Copenhagen, Denmark), Galapagos Biopharma Austria GmbH (Vienna, Austria) and Galapagos Biopharma Ireland Ltd ( Dublin, Ireland).

Our continuing operations had 1,309 employees as at December 31, 2021 (as compared to 1,304 employees as at December 31, 2020 and 1,003 employees as at December 31, 2019) mainly working in the operating facilities in Mechelen (the Belgian headquarters), the Netherlands, France, Switzerland, Germany, Italy, Spain and the United Kingdom.

On January 4, 2021, we sold our fee-for-service business Fidelta to Selvita S.A. for a total consideration of €37.1 million. Fidelta d.o.o. had 185 employees on December 31, 2020 working in the operating facilities in Croatia. We classified the assets and the associated liabilities of Fidelta as held for sale in our financial statements for the year ended December 31, 2020.

Impact of COVID-19 on the financial statements

To date, we have experienced limited impact on our financial performance, financial position, cash flows and significant judgements and estimates, although we continue to face additional risks and challenges associated with the impact of the outbreak.